GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 42,308,427						$ 42,308,427		$ 36,825,634	$ 30,980,581
Working capital	2,132,227						2,132,227
Cash	16,673						16,673
Net loss	$ 1,631,999	$ 1,638,928	$ 2,211,866	$ 2,065,043	$ 434,911	$ 471,370	5,482,793	$ 2,971,324	5,845,053	1,058,039
Cash used in operating activities							$ 4,313,038	$ 948,305	3,223,836	$ 112,014
Working capital surplus									$ 2,384,682